Digital Assets	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Avalanche Treasury Company, LLC
Digital Assets
Digital Assets

Note 4. Digital Assets

Digital assets — AVAX

The following table summarizes the Company’s total digital assets — AVAX holdings, as shown on the accompanying balance sheet as of March 31, 2026 and December 31, 2025:

The cost basis for the AVAX represents the cost at the time the Company received or purchased the AVAX.

	March 31, 2026
Asset	Tokens	Cost basis	Fair value
AVAX	13,785,835	$265,289,075	$122,758,140

	December 31, 2025
Asset	Tokens	Cost basis	Fair value
AVAX	13,579,449	$263,431,911	$167,093,560

The following table presents a roll forward of the Company’s AVAX as of March 31, 2026:

Amount
AVAX at fair value as of December 31, 2025	$167,093,560
Contribution of AVAX via subscription receivable	270,027
AVAX received from staking rewards	2,093,347
AVAX used to pay staking fees	(28,779)
Realized loss on digital assets	(477,431)
Change in fair value of AVAX	(46,192,584)
AVAX at fair value as of March 31, 2026	$122,758,140

For the three months ended March 31, 2026, the Company received 179,636AVAX tokens through staking activities and recorded $2,057,074 of staking activities, which was recorded net of fees of $36,273, related to these tokens in the accompanying unaudited condensed statement of operations.

Digital assets — stAVAX

The following table summarizes the Company’s total digital assets — stAVAX holdings, as shown on the accompanying balance sheet as of March 31, 2026 and December 31, 2025:

	March 31, 2026
Asset	Tokens	Cost basis	Carrying value
stAVAX	1,180,516	$15,246,914	$10,187,157

	December 31, 2025
Asset	Tokens	Cost basis	Carrying value
stAVAX	1,180,516	$28,813,672	$15,246,914

The following table presents a roll forward of the Company’s stAVAX as of March 31, 2026:

	Tokens	Amount
Balance at December 31, 2025	1,180,516	$15,246,914
Impairment loss on stAVAX tokens	—	(5,059,757)
Balance at March 31, 2026	1,180,516	$10,187,157

Note 5.     Digital Assets

Digital assets - AVAX

The following table summarizes the Company’s total digital assets - AVAX holdings, as shown on the accompanying balance sheet as of December 31, 2025:

The cost basis for the AVAX represents the cost at the time the Company received or purchased the AVAX.

Asset	Tokens	Cost basis	Fair value
AVAX	13,579,449	$263,431,911	$167,093,560

The following table presents a roll forward of the Company’s AVAX for the period from August 20, 2025 (inception) through December 31, 2025:

Amount
AVAX as of August 20, 2025 (inception)	$—
Contribution of AVAX	91,215,423
Purchase of AVAX	201,677,754
AVAX received from staking rewards	1,509,509
AVAX used to pay staking fees	(14,118)
AVAX exchanged for stAVAX	(28,813,672)
Realized loss on AVAX exchanged for stAVAX	(2,142,985)
Change in fair value of AVAX	(96,338,351)
AVAX at fair value as of December 31, 2025	$167,093,560

For the period from August 20, 2025 (inception) through December 31, 2025, the Company received 118,735 AVAX tokens through staking activities and recorded $1,434,669 of staking rewards, which was recorded net of fees of $74,840, related to these tokens in the accompanying statement of operations.

Digital assets - stAVAX

The following table summarizes the Company’s total digital assets - stAVAX holdings, as shown on the accompanying balance sheet as of December 31, 2025:

Asset	Tokens	Cost basis	Carrying value
stAVAX	1,180,516	$28,813,672	$15,246,914

The following table presents a roll forward of the Company’s stAVAX for the period from August 20, 2025 (inception) through December 31, 2025:

stAVAX
As of August 20, 2025 (inception)	$—
AVAX exchanged for stAVAX	28,813,672
Impairment loss	(13,566,758)
Balance at December 31, 2025	$15,246,914